Pension and severance plans (Tables)	12 Months Ended
Mar. 31, 2014
Components of Net Periodic Benefit Costs

The components of net periodic benefit costs for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

Japanese plans:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Service cost	29,774	25,343	24,827
Interest cost	15,196	14,606	12,152
Expected return on plan assets	(15,401)	(16,389)	(17,822)
Recognized actuarial loss	12,219	12,853	11,480
Amortization of prior service costs	(10,380)	(10,271)	(10,176)

Net periodic benefit costs	31,408	26,142	20,461

Foreign plans:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Service cost	3,348	2,387	3,032
Interest cost	10,082	10,197	12,068
Expected return on plan assets	(9,049)	(9,245)	(11,480)
Amortization of net transition asset	139	117	12
Recognized actuarial loss	2,771	1,781	3,693
Amortization of prior service costs	(448)	(566)	(643)
Losses (gains) on curtailments and settlements	1,111	(405)	1,074

Net periodic benefit costs	7,954	4,266	7,756

Changes in Benefit Obligation and Plan Assets as well as Funded Status and Composition of Amounts Recognized in Consolidated Balance Sheets

The changes in the benefit obligation and plan assets as well as the funded status and composition of amounts recognized in the consolidated balance sheets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2013	2014	2013	2014
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	789,059	827,044	221,641	274,928
Service cost	25,343	24,827	2,387	3,032
Interest cost	14,606	12,152	10,197	12,068
Plan participants’ contributions	—	—	619	813
Amendments	—	—	27	(107)
Actuarial loss	49,258	14,138	25,385	3,392
Foreign currency exchange rate changes	—	—	27,354	36,867
Curtailments and settlements	—	—	(2,106)	(4,500)
Effect of changes in consolidated subsidiaries	(15,061)	(5)	—	—
Benefits paid	(36,161)	(30,710)	(10,576)	(12,795)

Benefit obligation at end of the fiscal year	827,044	847,446	274,928	313,698

Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	556,247	608,004	151,139	188,019
Actual return on plan assets	69,491	53,476	17,075	17,979
Foreign currency exchange rate changes	—	—	18,460	26,167
Employer contribution	10,369	16,758	10,501	6,912
Plan participants’ contributions	—	—	619	813
Curtailments and settlements	—	—	(351)	(3,334)
Effect of changes in consolidated subsidiaries	(7,003)	—	—	—
Benefits paid	(21,100)	(23,446)	(9,424)	(11,532)

Fair value of plan assets at end of the fiscal year	608,004	654,792	188,019	225,024

Funded status at end of the fiscal year	(219,040)	(192,654)	(86,909)	(88,674)

Amounts Recognized in Consolidated Balance Sheets

Amounts recognized in the consolidated balance sheets consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2013	2014	2013	2014
Noncurrent assets	2,219	2,446	1,903	3,292
Current liabilities	—	—	(2,462)	(2,565)
Noncurrent liabilities	(221,259)	(195,100)	(86,350)	(89,401)

Ending balance	(219,040)	(192,654)	(86,909)	(88,674)

Amounts Recognized in Accumulated Other Comprehensive Income, Excluding Tax Effects

Amounts recognized in accumulated other comprehensive income, excluding tax effects, consist of:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2013	2014	2013	2014
Prior service cost (credit)	(64,194)	(54,008)	(2,753)	(2,307)
Net actuarial loss	264,559	237,023	62,686	61,841
Obligation existing at transition	—	—	35	25

Ending balance	200,365	183,015	59,968	59,559

Accumulated Benefit Obligations for All Defined Benefit Pension Plans

The accumulated benefit obligations for all defined benefit pension plans were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2013	2014	2013	2014
Accumulated benefit obligations	824,345	842,978	233,949	290,014

Projected Benefit Obligations, Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets

The projected benefit obligations, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were as follows:

	Japanese plans		Foreign plans
	Yen in millions		Yen in millions
	March 31		March 31
	2013	2014	2013	2014
Projected benefit obligations	819,059	838,145	210,384	260,950
Accumulated benefit obligations	816,360	834,694	204,253	255,018
Fair value of plan assets	599,227	644,502	154,058	186,519

Fair Values of Assets Held by Japanese and Foreign Plans

The fair values of the assets held by Japanese and foreign plans, which are classified in accordance with the fair value hierarchy described in Note 2, are as follows:

	Japanese plans
	Yen in millions
	Fair value at March 31, 2013	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	8,419	8,419	—	—
Equity:
Equity securities*[1]	157,566	154,630	2,936	—
Fixed income:
Government bonds*[2]	268,297	—	268,297	—
Corporate bonds*[3]	33,053	—	33,053	—
Asset-backed securities*[4]	2,797	—	2,797	—
Commingled funds*[5]	72,410	—	72,410	—
Commodity funds*[6]	1,712	—	1,712	—
Private equity*[7]	27,205	—	—	27,205
Hedge funds*[8]	35,071	—	—	35,071
Real estate	1,474	—	—	1,474

Total	608,004	163,049	381,205	63,750

	Japanese plans
	Yen in millions
	Fair value at March 31, 2014	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	8,384	8,384	—	—
Equity:
Equity securities*[1]	173,067	169,210	3,857	—
Fixed income:
Government bonds*[2]	263,921	—	263,921	—
Corporate bonds*[3]	50,131	—	50,131	—
Asset-backed securities*[4]	2,930	—	2,930	—
Commingled funds*[5]	84,853	—	84,853	—
Commodity funds*[6]	1,767	—	1,767	—
Private equity*[7]	26,942	—	—	26,942
Hedge funds*[8]	41,108	—	—	41,108
Real estate	1,689	—	—	1,689

Total	654,792	177,594	407,459	69,739

*1	Includes approximately 63 percent and 64 percent of Japanese equity securities, and 37 percent and 36 percent of foreign equity securities for the fiscal years ended March 31, 2013 and 2014, respectively.

*2	Includes approximately 59 percent and 56 percent of debt securities issued by Japanese national and local governments, and 41 percent and 44 percent of debt securities issued by foreign national and local governments for the fiscal years ended March 31, 2013 and 2014, respectively.

*3	Includes debt securities issued by Japanese and foreign corporation and government related agencies.

*4	Includes primarily mortgage-backed securities.

*5	Commingled funds represent pooled institutional investments, including primarily investment trusts. They include approximately 48 percent and 47 percent of investments in equity, 48 percent and 51 percent of investments in fixed income, and 4 percent and 2 percent of investments in other for the fiscal years ended March 31, 2013 and 2014, respectively.

*6	Represents commodity futures funds.

*7	Includes multiple private equity funds of funds that primarily invest in venture, buyout, and distressed markets in the U.S. and Europe.

*8	Includes primarily funds that invest in a portfolio of a broad range of hedge funds to diversify the risks and reduce the volatilities associated with a single hedge fund.

	Foreign plans
	Yen in millions
	Fair value at March 31, 2013	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	171	171	—	—
Equity:
Equity securities*[1]	36,917	29,348	7,569	—
Fixed income:
Government bonds*[2]	52,061	—	52,061	—
Corporate bonds*[3]	20,095	—	15,322	4,773
Asset-backed securities	526	—	526	—
Insurance contracts*[4]	11,639	—	11,639	—
Commingled funds*[5]	58,007	—	58,007	—
Real estate and other*[6]	8,603	73	1,573	6,957

Total	188,019	29,592	146,697	11,730

	Foreign plans
	Yen in millions
	Fair value at March 31, 2014	Fair value measurements using inputs considered as
Asset class		Level 1	Level 2	Level 3
Cash and cash equivalents	1,648	1,648	—	—
Equity:
Equity securities*[1]	48,140	40,045	8,095	—
Fixed income:
Government bonds*[2]	61,644	—	61,644	—
Corporate bonds*[3]	25,937	—	19,682	6,255
Asset-backed securities	332	—	332	—
Insurance contracts*[4]	11,364	—	11,364	—
Commingled funds*[5]	63,057	—	63,057	—
Real estate and other*[6]	12,902	—	3,970	8,932

Total	225,024	41,693	168,144	15,187

*1	Includes primarily foreign equity securities.

*2	Includes primarily foreign government debt securities.

*3	Includes primarily foreign corporate debt securities.

*4	Represents annuity contracts with or without profit sharing.

*5	Commingled funds represent pooled institutional investments including mutual funds, common trust funds, and collective investment funds. They are primarily comprised of foreign equities and fixed income investments.

*6	Includes primarily private real estate investment trusts.

Summary of Changes in Fair Values of Japanese and Foreign Plans' Level Three Assets

The following table sets forth a summary of changes in the fair values of Japanese and foreign plans’ level 3 assets for the fiscal years ended March 31, 2013 and 2014:

	Japanese plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Private equity	Hedge funds	Real estate	Total
Beginning balance at April 1, 2012	23,388	42,258	1,435	67,081
Return on assets held at end of year	3,817	(1,514)	39	2,342
Return on assets sold during the year	—	—	—	—
Purchases, sales, and settlements, net	—	(5,673)	—	(5,673)
Transfers, net	—	—	—	—

Ending balance at March 31, 2013	27,205	35,071	1,474	63,750

Return on assets held at end of year	1,123	1,514	215	2,852
Return on assets sold during the year	—	—	—	—
Purchases, sales, and settlements, net	(1,386)	4,523	—	3,137
Transfers, net	—	—	—	—

Ending balance at March 31, 2014	26,942	41,108	1,689	69,739

	Foreign plans
	Yen in millions
	Fair value measurement using significant unobservable inputs (Level 3)
	Corporate bonds	Commingled funds	Real estate and other	Total
Beginning balance at April 1, 2012	3,961	—	5,083	9,044
Return on assets held at end of year	260	—	245	505
Return on assets sold during the year	1	—	—	1
Purchases, sales, and settlements, net	(20)	—	(23)	(43)
Transfers, net	—	—	—	—
Other*	571	—	1,652	2,223

Ending balance at March 31, 2013	4,773	—	6,957	11,730

Return on assets held at end of year	1,032	—	504	1,536
Return on assets sold during the year	—	—	(47)	(47)
Purchases, sales, and settlements, net	—	—	69	69
Transfers, net	—	—	—	—
Other*	450	—	1,449	1,899

Ending balance at March 31, 2014	6,255	—	8,932	15,187

*	Primarily consists of translation adjustments.

Expected Future Benefit Payments

The expected future benefit payments are as follows:

	Japanese plans	Foreign plans
Fiscal year ending March 31	Yen in millions	Yen in millions
2015	31,224	11,374
2016	33,221	11,689
2017	34,303	12,393
2018	35,929	13,270
2019	39,183	13,761
2020 — 2024	216,059	76,629

Total Defined Contribution Expenses

Total defined contribution expenses for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	Yen in millions
	Fiscal year ended March 31
	2012	2013	2014
Japanese plans	464	3,729	3,602
Foreign plans	6,726	13,070	12,703

Benefit obligation
Weighted-Average Assumptions

Weighted-average assumptions used to determine benefit obligations as of March 31, 2013 and 2014 were as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2013	2014	2013	2014
Discount rate	1.5%	1.4%	4.1%	4.1%
Rate of compensation increase	*	*	3.1	3.1

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.

Net periodic benefit cost
Weighted-Average Assumptions

Weighted-average assumptions used to determine the net periodic benefit costs for the fiscal years ended March 31, 2012, 2013 and 2014 were as follows:

	Japanese plans			Foreign plans
	Fiscal year ended March 31			Fiscal year ended March 31
	2012	2013	2014	2012	2013	2014
Discount rate	2.1%	1.9%	1.5%	5.2%	4.7%	4.1%
Expected return on plan assets	3.0	3.0	3.0	6.5	6.1	5.8
Rate of compensation increase	*	*	*	3.5	3.5	3.1

*	Substantially all of Sony’s Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.